Employee Stock Purchase Plan (Details) - shares shares in Thousands	Jan. 01, 2023	Feb. 04, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)			46,316
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)		1,126
Employee Stock | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance, annual increase percentage	2.50%
Common stock reserved for issuance, annual increase (in shares)	1,126